Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

	December 31, 2020	December 31, 2019
Cost	(in thousands)
Customer relationships	$144,101	$132,192
Technology asset	11,169	11,169
Order backlog	39,224	36,318
Trade names/ brands	2,766	2,766
Volunteer list	1,325	1,325
Non-compete arrangements	489	489
Patient database	2,542	2,542
Foreign exchange movement	209	(5,728)
Total cost	201,825	181,073
Accumulated amortization	(135,430)	(116,196)
Foreign exchange movement	65	3,017
Net book value	$66,460	$67,894

Schedule of Future Intangible Asset Amortization Expense	Future intangible asset amortization expense for the years ended December 31, 2021 to December 31, 2025 is as follows:

Year Ended December 31, 2020
(in thousands)
2021	$16,132
2022	10,426
2023	7,594
2024	7,149
2025	6,126
$47,427